Commitments and Contingencies	12 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Commitments and Contingencies

18 – COMMITMENTS AND CONTINGENCIES

OPERATING LEASE COMMITMENTS

The Company has the following financial commitments related to minimum rent expenses for facilities:

$
2020	12,662
2021	2,110
Total	14,772

For the year ended March 31, 2019, facilities expense was $39,113 ($69,777 for the year ended March 31, 2018 and $90,899 for the year ended March 31, 2017). The lease was renewed for 3 years and 2 months in March of 2017.

OTHER

The Company is committed to pay an unrelated third party $75,000 upon the listing of ZIM Corporation’s common shares on a national securities exchange.